Consolidated Statement of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Apr. 30, 2021
Disclosure Of Restatement [abstract]
Undistributed retained earnings	$ 62	$ 62	$ 60	$ 58